Fair value measurement - Rollforward of assets (Details) - Convertible and exchangeable bonds - Level 3 ¥ in Millions	6 Months Ended
Sep. 30, 2020 CNY (¥)
Convertible and exchangeable bonds accounted for under the fair value option
Balance as of beginning	¥ 3,995
Additions	1,591
Net decrease in fair value	(73)
Foreign currency translation adjustments	(64)
Balance as of end	¥ 5,449